Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets [Abstract]
Inventory deposits	$ 7,113	$ 4,012
Insurance deposit	3,000	0
Prepaid taxes	813	3,673
Other	15,525	8,430
Total	$ 26,451	$ 16,115